FAIR VALUE DISCLOSURES - Valuation Assumptions (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement liability	$ 111,325	$ 0
Warrant liability	68,798	0
Earnout liability	143,800	$ 0
Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement liability	111,325
Warrant liability	68,798
Earnout liability	143,800
Total Liabilities, at Fair Value	323,923
Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement liability	111,325
Warrant liability	25,750
Earnout liability	143,800
Total Liabilities, at Fair Value	280,875
Discounted cash flow | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement liability	$ 111,325
Discounted cash flow | Discount rate | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration liabilities, measurement input	10
Monte Carlo simulation | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	$ 25,750
Earnout liability	$ 143,800
Monte Carlo simulation | Discount rate | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Earnout securities liability, measurement input	15
Monte Carlo simulation | Volatility | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	26
Earnout securities liability, measurement input	38